GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	₽ 56,949		₽ 47,766
Less: Accumulated amortization	(28,588)		(16,000)
Net carrying amount	₽ 28,361		₽ 31,766			$ 316.2
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, General and Administrative Expense	Selling, General and Administrative Expense	Selling, General and Administrative Expense	Selling, General and Administrative Expense
Amortization expenses of intangible assets	₽ 10,520	$ 117.3	₽ 7,631		₽ 5,949
Estimated amortization expense
2024	9,150					102.0
2025	6,683					74.5
2026	3,121					34.8
2027	1,924					21.5
2028	1,590					17.7
Thereafter	4,097					45.7
Total	26,565					296.2
Trade names and domain names
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	13,282		13,430
Less: Accumulated amortization	(8,967)		(2,840)
Net carrying amount	₽ 4,315		10,590			48.1
Weighted-average remaining useful life (in years)	6 years 3 months 18 days	6 years 3 months 18 days
Customer relationships
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	₽ 13,231		13,226
Less: Accumulated amortization	(5,231)		(3,834)
Net carrying amount	₽ 8,000		9,392			89.2
Weighted-average remaining useful life (in years)	7 years 4 months 24 days	7 years 4 months 24 days
Customer relationships | E-commerce, Mobility and Delivery
GOODWILL AND INTANGIBLE ASSETS
Impairment of intangible assets	₽ 6,403	$ 71.4	2,740	$ 30.6
Software
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	8,148		8,387
Less: Accumulated amortization	(4,760)		(3,444)
Net carrying amount	₽ 3,388		4,943			37.8
Weighted-average remaining useful life (in years)	2 years 7 months 6 days	2 years 7 months 6 days
Supplier relationships
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	₽ 215		215
Less: Accumulated amortization	(130)		(83)
Net carrying amount	₽ 85		132			0.9
Weighted-average remaining useful life (in years)	2 years	2 years
Technologies and licenses
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	₽ 20,277		10,765
Less: Accumulated amortization	(9,500)		(5,799)
Net carrying amount	₽ 10,777		4,966			$ 120.2
Weighted-average remaining useful life (in years)	2 years 2 months 12 days					2 years 2 months 12 days
Assets not yet in use
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	₽ 1,796		1,743
Net carrying amount	1,796		1,743			$ 20.0
Total other intangible assets
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	22,073		12,508
Less: Accumulated amortization	(9,500)		(5,799)
Net carrying amount	12,573		6,709			140.2
Amortization expenses of intangible assets	5,691	$ 63.5	3,853		2,611
Estimated amortization expense
2024	5,800
2025	3,664
2026	822
2027	412
2028	79
Total	10,777
Total Acquisition-related intangible assets
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	34,876		35,258
Less: Accumulated amortization	(19,088)		(10,201)
Net carrying amount	15,788		25,057			$ 176.0
Amortization expenses of intangible assets	4,828	$ 53.8	₽ 3,778		₽ 3,338
Estimated amortization expense
2024	3,350
2025	3,019
2026	2,299
2027	1,512
2028	1,511
Thereafter	4,097
Total	₽ 15,788